TAXATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Current Tax Liability [Roll Forward]
Balance at beginning of year	$ 139	$ 62	$ 54
Refunds during the year	20	0	7
Payments during the year	(336)	(431)	(228)
Taxation of items included in the income statement	248	562	298
Offset of VAT and other taxes	(87)	(41)	(50)
Withholding tax transferred from (to) trade, other payables and provisions	7	(7)	0
Discounting of tax receivable	1	0	0
Transfer from tax receivable relating to North America	0	(4)	(10)
Translation	(2)	(2)	(9)
Balance at end of year	10
Balance at end of year		139	62
Included in the statement of financial position as follows:
Taxation asset included in trade, other receivables and other assets	(49)	(14)	(10)
Taxation liability	39	153	72
Current tax assets	$ (10)
Current tax liabilities		$ 139	$ 62